Inflation Protected Fund Investment Strategy - Inflation Protected Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in inflation-indexed fixed income securities issued by domestic and foreign governments (including those in emerging market countries), their agencies or instrumentalities, and corporations and in derivative instruments that have economic characteristics similar to such securities.Inflation-indexed fixed income securities are structured to provide protection against the negative effects of inflation. The value of a fixed income security’s principal or the interest income paid on the fixed income security is adjusted to track changes in an official inflation measure, usually the Consumer Price Index for Urban Consumers (“CPI-U”) with respect to domestic issuers.The Fund invests primarily in investment grade securities rated Baa3 or higher by Moody’s Investors Service, Inc. or BBB-or higher by S&P Global Ratings. The Fund also may invest up to 50% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign and emerging market issuers. The Fund may invest in debt securities that are not inflation indexed, including mortgage- and asset-backed securities and collateralized loan obligations. The subadviser may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed income investments, and the Fund may invest in fixed income investments of any maturity and duration. The Fund generally intends to utilize currency forwards and futures to manage foreign currency risk. The Fund may also invest in derivative instruments, such as forwards, futures, contracts or swap agreements, as a substitute for directly investing in the above instruments or for risk management purposes. The subadviser may engage in frequent and active trading of portfolio securities to achieve the Fund’s investment objective. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.